3: ALPS Mutual Funds Services, Inc

Financial Investors Trust

370 17th Street, Suite 3100

Denver, Colorado 80202

August 29, 2002

Securities and Exchange Commission

Attention: Mr. John Ganley

Judiciary Plaza

450 Fifth Street N. W.

Washington, DC 20549

Re: Financial Investors Trust

File Nos. 33-72424

811-8194

Dear Mr. Ganley:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statements of Additional Information with respect to the above-referenced Trust effective August 28, 2002, do not differ from those filed in the Post-Effective Amendment No. 24 on August 28, 2002, which was filed electronically.

Sincerely,

/s/ Traci A. Thelen

Traci Thelen

Secretary